TAX-EXEMPT FIXED INCOME FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

SUPPLEMENT DATED SEPTEMBER 11, 2013 TO

PROSPECTUS DATED JULY 31, 2013

The following supplements the information under “ADVISORY FEES” on page 33 of the Prospectus:

Effective September 11, 2013, the contractual fee rates under Northern Funds’ Advisory Agreement will be revised for the Short-Intermediate Tax-Exempt Fund based on average daily net assets as indicated below. On and after that date, as compensation for advisory services and the assumption of related expenses under the Advisory Agreement, Northern Trust Investments, Inc. will be entitled to a fee, computed daily and payable monthly, at the following annual rates (expressed as a percentage of the Fund’s average daily net assets):

Fund	First $1.5 Billion	Contractual Rate Next $1 Billion	Over $2.5 Billion
SHORT-INTERMEDIATE TAX-EXEMPT	0.50%	0.47%	0.45%

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northernfunds.com	FIX SPT TF (9/13)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

NORTHERN FUNDS

SUPPLEMENT DATED SEPTEMBER 11, 2013 TO

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED JULY 31, 2013

The following is added to the end of the section “INVESTMENT ADVISER, TRANSFER AGENT AND CUSTODIAN - Investment Advisory and Ancillary Services Agreement” beginning on page 76 of the SAI:

Effective September 11, 2013, the contractual fee rates under Northern Funds’ Advisory Agreement will be revised for the Short-Intermediate Tax-Exempt Fund based on average daily net assets as indicated below. On and after that date, as compensation for advisory services and the assumption of related expenses under the Advisory Agreement, Northern Trust Investments, Inc. will be entitled to an advisory fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of the Fund’s average daily net assets):

	CONTRACTUAL RATE
	First $1.5 Billion	Next $1 Billion	Over $2.5 Billion
Short-Intermediate Tax-Exempt Fund	0.50%	0.47%	0.45%